FAIR VALUE OF FINANCIAL INSTRUMENTS - Fair value on a recurring basis (Details) - Recurring - USD ($)	Dec. 31, 2023	Dec. 31, 2022
FAIR VALUE OF FINANCIAL INSTRUMENTS
Warrant liability	$ 8,293,663	$ 9,992,900
US Treasury Bills
FAIR VALUE OF FINANCIAL INSTRUMENTS
Warrant liability	8,293,663	9,992,900
Level 1
FAIR VALUE OF FINANCIAL INSTRUMENTS
Warrant liability	8,293,663	9,992,900
Level 1 | US Treasury Bills
FAIR VALUE OF FINANCIAL INSTRUMENTS
Warrant liability	$ 8,293,663	$ 9,992,900